Venerable Insurance and Annuity Company
and the following variable annuity supported by its Separate Account B:

rollover choice variable annuity

Prospectus and Notice Supplement Dated July 10, 2025

This supplement updates the most recent Prospectus and Notice for your variable annuity Contract and subsequent supplements thereto. Please read it carefully and keep it with your copy of the Prospectus and Notice for future reference.
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NOTICE OF AND IMPORTANT INFORMATION ABOUT UPCOMING FUND SUBSTITUTIONS

Pursuant to the terms of your variable annuity Contract and consistent with the terms and conditions of the U.S. Securities and Exchange Commission’s (“SEC”) statement on insurance product fund substitutions, Venerable Insurance and Annuity Company (the “Company”) and its Separate Account B (the “Separate Account”) intend to replace, effective on or about the close of business on the dates indicated below (each a “Substitution Date”), the following “Existing Funds” with the corresponding “Replacement Funds”:
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On or about September 5, 2025:
Existing Fund	Replacement Fund
Voya Solution Conservative Portfolio – Class S	Venerable Conservative Appreciation Allocation Fund – Class V
Voya Solution Moderately Aggressive Portfolio – Class S	Venerable World Appreciation Allocation Fund – Class V
Voya Solution Aggressive Portfolio – Class S
Voya Balanced Income Portfolio – Class S	Venerable World Conservative Allocation Fund – Class V
Voya Solution Balanced Portfolio – Class S	Venerable World Moderate Allocation Fund – Class V

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On or about September 12, 2025:
Existing Fund	Replacement Fund
Voya U.S. Bond Index Portfolio – Class S	Venerable Bond Index Fund – Class V
VY JP Morgan Emerging Markets Equity Portfolio – Classes S and S2	Venerable Emerging Markets Equity Fund – Class V
Voya International Index Portfolio – Classes S and ADV	Venerable International Index Fund – Class V
Voya Index Plus MidCap Portfolio – Class S	Venerable Mid Cap Index Fund – Class V
Voya Russell Mid Cap Growth Index Portfolio – Class S
VY American Century Small-Mid Cap Value Portfolio – Class S
VY JPMorgan Mid Cap Value Portfolio – Class S
VY T Rowe Price Diversified Mid Cap Growth Portfolio – Class S
Voya Index Plus SmallCap Portfolio – Class S	Venerable Small Cap Index Fund – Class V
Franklin Small Cap Value VIP Fund – Class 2	Venerable US Small Cap Fund – Class V
Invesco V.I. Main Street Small Cap Fund – Series II
Voya SmallCap Opportunities Portfolio – Class S
Voya Small Company Portfolio – Class S
Voya Global High Dividend Low Volatility Portfolio – Class S	Venerable World Equity Fund – Class V

These fund substitutions will only affect you if you currently invest in or plan to invest in a subaccount that corresponds to an Existing Fund.

The following lists important information regarding the fund substitutions:

Voluntary Transfers before the Substitution Date. Prior to the Substitution Date and for thirty days thereafter you may transfer amounts allocated to the subaccount that invests in an Existing Fund to any other available subaccount or to any available fixed interest option free of charge, and any such transfer will not count as a transfer when imposing any applicable restrictions or limits on transfers (other than restrictions related to frequent or disruptive transfers);

On the Substitution Date. On the Substitution Date, your investment in the subaccount that invests in an Existing Fund will automatically become an investment in the subaccount that invests in the corresponding Replacement Fund with an equal total net asset value;

No Fees, Charges, or Taxes. You will not incur any fees or charges or any tax liability because of the substitutions, and your Contract Value immediately before the substitutions will equal your Contract Value immediately after the substitutions;

Fund Fees and Expenses. The overall fees and expenses of each Replacement Fund are equal to or less than those of the corresponding Exiting Fund. Each Replacement Fund’s fees and expenses, investment objective and information about its investment adviser/subadviser are more fully described in the Replacement Fund’s summary prospectus;

Replacement Funds’ Summary Prospectuses. The Prospectuses for each Replacement Fund are available online at https://docs.venerable.com by selecting your Contract and then the applicable Replacement Fund from the drop-down menus. Read the Replacement Funds’ prospectuses carefully before deciding what to do with amounts allocated to subaccounts that invest in the Existing Funds that correspond to the Replacement Funds. If you have not received or have access to a Replacement Fund’s summary prospectus or need to request another, please contact Customer Service at 1-800-366-0066 or send an email request to smb-usa-mailbox@venerable.com;

Allocations after the Substitution Date. Unless you provide us with alternative allocation instructions, after the Substitution Date all allocations directed to the subaccount that invests in an Existing Fund will be automatically allocated to the subaccount that invests in the corresponding Replacement Fund. You may give us alternative allocation instructions at any time by contacting Customer Service at P.O. Box 9271, Des Moines, Iowa 50306-9271 or calling (800) 366-0066; and

Existing Funds no longer Available. After the Substitution Date, the Existing Funds will no longer be available through the Contract and there will be no further disclosure regarding them in any future Contract Prospectus or Notice.

NOTICE OF THE UPCOMING FUND ADDITIONS

In connection with these upcoming fund substitutions, subaccounts that invest in the Replacement Funds will be added to your Contract and available for new premiums and transfers of Contract Value beginning on the dates indicated below. Other new Funds will also be added for investment beginning on the dates indicated below. Consequently, the following information about the Replacement Funds and the other new Funds is hereby added to the Appendix A of your Contract Prospectus and was included in your most recent Notice. The Replacement Funds and other new Funds are new and consequently do not yet have actual performance information.

Investment Objective	Fund Name Investment Adviser/Subadviser	Current Expenses	Date Available for Investment
Seeks high long term capital appreciation.	Venerable Appreciation Allocation Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC A Fund of Funds.	(Class V) 0.84%	September 5, 2025

Investment Objective	Fund Name Investment Adviser/Subadviser	Current Expenses	Date Available for Investment
Seeks to replicate the performance of a benchmark index that measures investment grade bonds traded in the U.S. as closely as possible before the deduction of Fund expenses.	Venerable Bond Index Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Franklin Advisers, Inc.	(Class V) 0.61%[1]	September 12, 2025
Seeks, over the long term, current income and a modest level of total investment return consistent with the preservation of capital.	Venerable Conservative Allocation Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC A Fund of Funds.	(Class V) 0.85%	September 5, 2025
Seeks, over the long term, current income and a moderate level of total investment return.	Venerable Conservative Appreciation Allocation Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC A Fund of Funds.	(Class V) 0.85%	September 5, 2025
Seeks to provide long term capital growth.
Venerable Emerging Markets Equity Fund

Investment Adviser: Veneable Investment Advisers, LLC

Discretionary Sub-Adviser: Russell Investment Management, LLC

Non-Discretionary Sub-Advisers: Axiom Investors LLC, Barrow, Hanley, Mewhinney & Strauss LLC, Numeric Investors LLC, Oaktree Fund Advisors, LLC, Pzena Investment Management, LLC, Sands Capital Management, LLC

		Class V 1.44%[1]	September 12, 2025
Seeks to replicate the performance of a benchmark index that measures the investment return of international developed markets stocks as closely as possible before deduction of Fund expenses.	Venerable International Index Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC	(Class V) 0.71%[1]	September 12, 2025

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1
Current Expenses are each Fund’s total net annual operating expenses and reflect any temporary expense reimbursements or fee waiver arrangement that are in place and reported in the Fund’s prospectus. Current Expenses would be higher if these temporary expense reimbursements/waivers were not reflected. Also note that the Current Expenses reflect only the fees and expenses of the Funds and not the Contract fees and expenses.

Investment Objective	Fund Name Investment Adviser/Subadviser	Current Expenses	Date Available for Investment
Seeks to replicate the performance of a benchmark index that measures the investment return of mid capitalization stocks as closely as possible before deduction of Fund expenses.	Venerable Mid Cap Index Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC	(Class V) 0.65%[1]	September 12, 2025
Seeks moderate long term capital appreciation and as a secondary objective, current income.	Venerable Moderate Appreciation Allocation Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC A Fund of Funds.	(Class V) 0.84%	September 5, 2025
Seeks to replicate the performance of a benchmark index that measures the investment return of small capitalization stocks as closely as possible before deduction of Fund expenses.	Venerable Small Cap Index Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC	(Class V) 0.70%[1]	September 12, 2025
Seeks to provide long term capital growth.	Venerable US Small Cap Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Franklin Advisers, Inc.	(Class V) 0.85%[1]	September 12, 2025
Seeks, over the long term, current income and a moderate level of total investment return.	Venerable World Appreciation Allocation Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC A Fund of Funds.	(Class V) 1.01%[1]	September 5, 2025
Seeks high long term capital appreciation.	Venerable World Conservative Allocation Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC A Fund of Funds.	(Class V) 0.86%[1]	September 5, 2025

Investment Objective	Fund Name Investment Adviser/Subadviser	Current Expenses	Date Available for Investment
Seeks to provide long term capital growth.
Venerable World Equity Fund

Investment Adviser: Venerable Investment Advisers, LLC

Discretionary Sub-Adviser: Russell Investment Management, LLC

Non-Discretionary Sub-Advisers: Intermede Global Partners Inc., Intermede Investments Partners Limited, Numeric Investors LLC, Sanders Capital, LLC, Wellington Management Company LLP

		(Class V) 0.85%[1]	September 12, 2025
Seeks moderate long term capital appreciation and as a secondary objective, current income.	Venerable World Moderate Allocation Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC A Fund of Funds.	(Class V) 1.02%[1]	September 5, 2025

Effective on the applicable Substitution Date, the following information replaces the information about “Accepted Funds and Fixed Allocation Funds for OPTIONAL Living Benefit Riders” at the end of Appendix A in your Prospectus and Notice:

Accepted Funds and Fixed Allocation Funds for Optional Living Benefit Riders

The following information relates to Contracts with the LifePay Plus and Joint LifePay Plus Riders issued from May 1, 2009 through March 15, 2010.

Accepted Funds. Currently the Accepted Funds for each of the optional living benefit riders are:
Fixed Allocation Options	Voya Solution Income Portfolio
Venerable Moderate Allocation Fund	Voya Solution 2025 Portfolio
Voya Government Liquid Assets Portfolio	Voya Solution 2035 Portfolio

Effective on the September 12, 2025 Substitution Date, the Voya Global High Dividend Low Volatility Portfolio is being replaced by the Venerable World Equity Fund, and the Venerable World Equity Fund will not be classified as an Accepted Fund like the Voya Global High Dividend Low Volatility Portfolio was.

If you selected Income Optimizer, the Accepted Funds currently are:
Fixed Allocation Options	Voya Solution Income Portfolio
Voya Government Liquid Assets Portfolio

Fixed Allocation Funds. Currently the Fixed Allocation Funds are:
Venerable Bond Index Fund	Voya Inflation Protected Bond Plus Portfolio
Venerable Strategic Bond Fund

Other Funds. All funds available under the Contract other than Accepted Funds and Fixed Allocation Funds are considered Other Funds.

See “OPTIONAL LIVING BENEFIT RIDERS “in the full prospectus, as supplemented, for more information.

The following information relates to Contracts with the LifePay Plus, Joint LifePay Plus, LifePay, and Joint LifePay Riders issued before May 1, 2009.

Accepted Funds. Currently the Accepted Funds for each of the optional living benefit riders are:
Fixed Allocation Options	Voya Solution Income Portfolio*
Venerable Moderate Allocation Fund	Voya Solution 2025 Portfolio*
Voya Government Liquid Assets Portfolio	Voya Solution 2035 Portfolio*

If the Rider was issued before January 12, 2009, the following are additional Accepted Funds:
Venerable World Appreciation Allocation Fund

Effective on the September 12, 2025 Substitution Date, the Voya Global High Dividend Low Volatility Portfolio is being replaced by the Venerable World Equity Fund, and the Venerable World Equity Fund will not be classified as an Accepted Fund like the Voya Global High Dividend Low Volatility Portfolio was.

Fixed Allocation Funds. Currently the Fixed Allocation Funds are:
Venerable Bond Index Fund	Voya Inflation Protected Bond Plus Portfolio
Venerable Strategic Bond Fund

Other Funds. All funds available under the Contract other than Accepted Funds and Fixed Allocation Funds are considered Other Funds.

See “APPENDIX K” and “APPENDIX L” in the full prospectus, as supplemented, for more information.

NOTICE OF AND IMPORTANT INFORMATION ABOUT AN UPCOMING FUND REORGANIZATION

The following information only affects you if you currently invest in or plan to invest in the subaccount that corresponds to the Voya Solution 2025 Portfolio.

On November 14, 2024, the Voya Solution 2025 Portfolio’s Board approved a proposal to reorganize the Voya Solution 2025 Portfolio (the “Merging Fund”) with and into the Voya Solution Income Portfolio (the Surviving Fund”)(the “Reorganization”). It is expected that the Reorganization will take place after the close of business on or about August 8, 2025 (the “Reorganization Date”). After the Reorganization Date, shareholders of the Merging Fund will become shareholders of the Surviving Fund.

Voluntary Transfers Before the Reorganization Date. Prior to the Reorganization Date and for 30 days thereafter, you may transfer amounts allocated to the subaccount that invests in the Merging Fund to any other available subaccount or to any available Fixed Account. There will be no charge for any such transfer, and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers. See the “TRANSFERS AMONG YOUR INVESTMENTS (EXCESSIVE TRADING POLICY)” section of your Contract prospectus for information about making subaccount transfers, including applicable restrictions and limits on transfers.

On the Reorganization Date. Your investment in the subaccount that invests in Class S of Merging Fund will automatically be reallocated to and become an investment in the subaccount that invests in Class S of the Surviving Fund with an equal total net asset value. You will not incur any tax liability because of this automatic reallocation, and your Contract Value immediately before the reallocation will equal your Contract Value immediately after the reallocation.

Automatic Fund Reallocation After the Reorganization Date. After the Reorganization Date, the Merging Fund will no longer be available through your Contract. Unless you provide us with alternative allocation instructions, after the Reorganization Date all allocations directed to the subaccount that invests in the Merging Fund will be automatically allocated to the subaccount that invests in Class S of the Surviving Fund. Please note that gross fund expenses of  Class S of the Surviving Fund are less than the gross fund expenses of Class S of the Merging Fund.

Review your Allocation Elections. In light of this fund reorganization, you should consider whether an investment in the Surviving Fund is appropriate for you, given your personal investment objectives and risk characteristics. After the Reorganization Date, you may transfer amounts allocated to the subaccount that invests in the Surviving Fund to any other available subaccount or to any available Fixed Account. For 30 days after the Reorganization Date there will be no charge for any such transfer, and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers. See the “TRANSFERS AMONG YOUR INVESTMENTS (EXCESSIVE TRADING POLICY)” section of your Contract prospectus for information about making fund allocation changes.

Allocation Instructions. You may give us alternative allocation instructions at any time by contacting Customer Service at P.O. Box 9271, Des Moines, Iowa 50306-9271, (800) 366-0066.

MORE INFORMATION IS AVAILABLE

More information about the Funds available through your Contract, including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for each Fund. You may view these documents online at https://docs.venerable.com or get copies by contacting:
Customer Service
P.O. Box 9271
Des Moines, Iowa 50306-9271
(800) 366-0066

If you received a summary prospectus for any of the Funds available through your Contract, you may obtain a full prospectus and other Fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the Fund’s summary prospectus.